Geographic Information and Concentrations of Risk - Schedule of revenues by geographical region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Concentration Of Revenue On A Geographical Basis [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 40,466	$ 34,414
United States
Disclosure In Tabular Form Of Concentration Of Revenue On A Geographical Basis [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	10,830	8,370
China
Disclosure In Tabular Form Of Concentration Of Revenue On A Geographical Basis [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	6,645	5,027
Asia, other
Disclosure In Tabular Form Of Concentration Of Revenue On A Geographical Basis [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	7,219	4,833
Europe
Disclosure In Tabular Form Of Concentration Of Revenue On A Geographical Basis [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	12,694	12,762
Other
Disclosure In Tabular Form Of Concentration Of Revenue On A Geographical Basis [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 3,078	$ 3,422